Group information	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Summary of financial statements of subsidiaries and structured entities	GROUP INFORMATION
4.1. Subsidiaries
4.1.1. Accounting policy
4.1.1.1. Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Control is achieved when the Group:
•has power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);
•is exposed, or has rights, to variable returns from its involvement with the investee; and
•has the ability to use its power to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
•the contractual arrangement(s) with the other vote holders of the investee;
•rights arising from other contractual arrangements; and
•the Group’s voting rights and potential voting rights.
The Group re-assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group obtains control until the date the Group ceases to control the subsidiary.
Profit or loss and each component of OCI are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction, in “Transactions among shareholders” in equity.
4.1.1.2.    Consolidation of structured entities
Usually, the control of an investee is determined by voting or similar rights of the investor. In some cases, voting or similar rights is not the decisive factor to characterize control. An entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity is denominated as a structured entity. Frequently, the relevant activities of structured entities are directed by means of contractual arrangements. In such cases, an investor’s consideration of the purpose and design of the investee shall also include consideration of the risks to which the investee was designed to be exposed, the risks it was designed to pass on to the parties involved with the investee and whether the investor is exposed to some or all of those risks.
Based on the contractual terms, the Group identified that certain investments meet the definition of a structured entity under IFRS 12 – Disclosure of Interests in Other Entities.
The Group considers the entities listed below to be structured entities that are controlled by the Group. The participation of the Group in each of them is stated as follows:

Outstanding quotas as of December 31, 2025 and 2024

ACR FAST Fundo de Investimento em Direitos Creditórios ("FIDC ACR FAST")	100% of subordinated quotas representing approximately 4% of total (subordinated and senior) quotas
ACR I Fundo de Investimento em Direitos Creditórios ("FIDC ACR I")	100% of subordinated quotas representing approximately 7% of total (subordinated and senior) quotas
SOMA III Fundo de Investimentos em Direitos Creditórios Não Padronizados ("FIDC SOMA III")	100% of subordinated quotas and 100% of mezzanine quotas representing all outstanding quotas
Stone Fundo de Investimento Multimercado Crédito Privado ("STONE FIM CP")	100% of quotas representing all outstanding quotas
StoneCo Exclusivo Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado ("FIC FIM STONECO")	100% of quotas representing all outstanding quotas
Tapso Fundo de Investimento em Direitos Creditórios ("FIDC TAPSO")	100% of subordinated quotas and 100% of mezzanine quotas representing all outstanding quotas
The by laws of these structured entities were established at their inception to grant significant decision-making authority over these entities. As sole holders of the subordinated quotas, the Group is entitled to the full residual value of the entities, if any, and thus the Group has the rights to their variable returns.
In accordance with IFRS 10, the Group concluded it controls all structured entities listed above, therefore, they are consolidated in the Group’s financial statements. FIDCs senior and mezzanine quotas held by third parties, when applicable, are accounted for as a financial liability under “Other debt instruments and Institutional deposits and marketable debt securities” and the remuneration paid to senior and mezzanine quota holders is recorded as an interest expense (Note 6.8).
4.1.2. Subsidiaries of the Group
The consolidated financial statements of the Group include the following subsidiaries and structured entities:

		% of Group's equity interest
Entity name	Main activities	December 31, 2025	December 31, 2024

Buy4 Sub LLC ("Buy4 LLC")	Cloud store card transactions	100.00	100.00
TAG Tecnologia para o Sistema Financeiro S.A. ("TAG")	Financial assets register	100.00	100.00
Stone Cartões Instituição de Pagamento S.A. (“Stone Cartões”)	Financial services	100.00	100.00
Stone Distribuidora de Títulos e Valores Mobiliários S.A. ("DTVM") (a)	Financial services	100.00	—
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”)	Financial services	100.00	100.00
Stone Sociedade de Crédito, Financiamento e Investimento S.A. ("Stone SCFI")	Financial services	100.00	100.00
Stone Franchising Ltda. ("Franchising")	Franchising management	100.00	100.00
Vitta Saúde Administradora de Benefícios Ltda. (“Vitta Group”)	Health services	100.00	100.00
Vitta Serviços em Saúde Ltda. (“Vitta Group”)	Health services	100.00	100.00
Vitta Tecnologia em Saúde S.A. (“Vitta Group”)	Health services	100.00	100.00
DLP Capital LLC ("DLP Cap")	Holding company	100.00	100.00
DLPPar Participações S.A. (“DLPPar”)	Holding company	100.00	100.00
Equals Software S.A. ("Equals Software") (b)	Holding company	—	100.00
Reclame Aqui Holding Ltd ("Reclame Aqui Group")	Holding company	50.00	50.00
STNE Investimentos S.A. ("STNE Invest") (b)	Holding company	100.00	100.00
STNE Participações em Tecnologia S.A. ("STNE Partec")	Holding company	100.00	100.00
STNE Participações S.A. ("STNE Par") (c)	Holding company	—	100.00
Stone Seguros S.A. (“Stone Seguros”) (b)	Holding company	—	100.00
Stone Serviços Financeiros S.A. ("Stone Holding") (d)	Holding company	100.00	100.00
VittaPar LLC (“Vitta Group”) (e)	Holding company	—	100.00
Vitta Corretora de Seguros Ltda. (“Vitta Group”)	Insurance services	100.00	100.00
MPB Capital LLC ("MPB")	Investment company	100.00	100.00
FIC FIM STONECO	Investment fund	100.00	100.00
FIDC ACR FAST	Investment fund	100.00	100.00
FIDC ACR I	Investment fund	100.00	100.00
FIDC SOMA III	Investment fund	100.00	100.00
FIDC TAPSO	Investment fund	100.00	100.00
STONE FIM CP	Investment fund	100.00	100.00
Stone Logística Ltda. ("Stone Log")	Logistic services	100.00	100.00
MNLT S.A. (“MNLT”)	Merchant acquiring	100.00	100.00
Pagar.me S.A. (“Pagar.me”)	Merchant acquiring	100.00	100.00
Stone Instituição de Pagamento S.A. (“Stone IP”)	Merchant acquiring	100.00	100.00
Stone Pay Meios de Pagamento Ltda. ("Stone Pay”) (f)	Merchant acquiring	100.00	100.00
Buy4 Processamento de Pagamentos S.A. (“Buy4”)	Processing card transactions	100.00	100.00
APP Sistemas S.A. (“APP”) (g)	Technology services	45.96	—
Hiper Software S.A. ("Hiper")	Technology services	100.00	100.00
Hubcount Tecnologia S.A. (“Hubcount”)	Technology services	75.60	75.60
Linx Enterprise Ltda. ("Linx Enterprise") (e)	Technology services	—	100.00
MLabs Software S.A. (“MLabs”)	Technology services	51.49	51.49
Napse IT Peru S.R.L. (“Napse Group”) (h)	Technology services	—	100.00

		% of Group's equity interest
Entity name	Main activities	December 31, 2025	December 31, 2024

O Mediador Tecnologia da Informação S/S Ltda. (“Reclame Aqui Group”) (i)	Technology services	—	50.00
Obvio Brasil Software e Serviços S.A. (“Reclame Aqui Group”)	Technology services	50.00	50.00
Questor Sistemas S.A. (“Questor”)	Technology services	50.00	50.00
Reclame Aqui LLC (“Reclame Aqui Group”)	Technology services	50.00	50.00
Reclame Aqui Marcas e Serviços Ltda. (“Reclame Aqui Group”)	Technology services	50.00	50.00
Simplesvet (Note 1.1) (j)	Technology services	—	50.00
STEF S.A ("Stef") (b)	Technology services	—	100.00
Stone Corporate e Holding S.A. (“Stone Corporate”) (k)	Technology services	100.00	100.00
Stone Impulse Ltda. ("Stone Impulse") (l)	Technology services	100.00	100.00
Trinks Serviços de Internet S.A. (“Trinks”)	Technology services	100.00	100.00
VHSYS Sistema de Gestão S.A. (“VHSYS”)	Technology services	50.00	50.00

(a)Entity Incorporated in December, 2025
(b)Equals Software, Stef and Stone Seguros were incorporated into STNE Invest in December, 2025.
(c)STNE Par was extinguished by merger into Stone Corporate (formerly Linx S.A.) in November, 2025.
(d)Formerly Stone Holding Instituições S.A.
(e)The entities were dissolved in August, 2025.
(f)Formerly Linx Pay Meios de Pagamento Ltda.
(g)In April, 2025, STNE Par, a Group company, acquired additional shares in APP, raising its total ownership to 45.96% and securing control of APP's share capital, achieved through substantive rights that provide the Group with the current ability to direct the relevant activities of APP. STNE Par prior stake was 19.80%. (Note 23.3.).
(h)Dissolved in July 2025.
(i)The entity was dissolved in December, 2025.
(j)The equity interest held by the StoneCo Group in Simplesvet was disposed of in July, 2025.
(k)Formerly Linx S.A.
(l)Formerly Linx Impulse Ltda.
The Group holds call options to acquire additional interests in some of its subsidiaries (Notes 6.1.5 and 6.9) and issued put options to non-controlling investors (Note 6.13.1 (g)).
4.1.3. Subsidiaries of the Group classified as held for sale and discontinued operations
In the second quarter of 2025, the Group entered into agreements for the sale of Linx Sistemas and certain other software assets (the “Software Businesses”), resulting in the classification of such businesses as held for sale. In the third quarter of 2025, Linx Par was incorporated as a wholly owned subsidiary of the Group in connection with these transactions (Note 1.1):

		% of Group's equity interest
Entity name	Main activities	December 31, 2025	December 31, 2024
Linx Automotivo Ltda. ("Linx Auto")	Technology services	100.00	100.00
Linx Commerce Ltda. ("Linx Commerce")	Technology services	100.00	100.00
Linx People Ltda. ("Linx People")	Technology services	100.00	100.00
Linx Saúde Ltda. ("Linx Saúde")	Technology services	100.00	100.00
Linx Sistemas e Consultoria Ltda. (“Linx Sistemas”)	Technology services	100.00	100.00
Linx Software Participações em Tecnologia S.A. (“Linx Par”)	Technology services	100.00	—
Linx Telecomunicações Ltda. ("Linx Telecom")	Technology services	100.00	100.00
Napse S.R.L. (“Napse Group”)	Technology services	100.00	100.00
Napse Uruguay SAS (“Napse Group”)	Technology services	100.00	100.00
Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada (“Napse Group”)	Technology services	100.00	100.00
Sponte Educação Ltda. ("Sponte Educação")	Technology services	100.00	100.00
Synthesis Holding LLC (“Napse Group”)	Technology services	100.00	100.00
Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Synthesis US LLC (“Napse Group”)	Technology services	100.00	100.00
4.2. Associates
4.2.1. Accounting policy
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but does not have control, or joint control over those policies.
The considerations made in determining significant influence are similar to those necessary to determine control over subsidiaries. The Group’s investments in associates are accounted for using the equity method.
Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.
The Statement of profit or loss reflects the Group’s share of the results of operations of the associate. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognized directly in the equity of the associate, the Group recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and associates are eliminated to the extent of the interest in the associate.
The aggregate of the Group’s share of profit or loss of an associate is shown on the face of the Statement of profit or loss outside operating profit and represents profit or loss after tax and non-controlling interests in the subsidiaries of the associate.
The financial statements of the associate are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.
After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within share of profit of an associate in the statement of profit or loss.
In the event of a loss of significant influence over the associate, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.
None of the investments in associates presented significant restrictions on transferring resources in the form of cash dividends or repayment of obligations, during the periods reported.
4.2.2. Associates held by the Group

		% Group's equity interest
Entity name	Principal activities	December 31, 2025	December 31, 2024

Delivery Much Tecnologia S.A. (“Delivery Much”)	Food delivery marketplace	29.49	29.49
Agilize Contabilidade Holding Limited ("Agilize Cayman")	Holding company	28.70	28.70
Alpha-Logo Serviços de Informática S.A. (“Tablet Cloud”)	Technology services	25.00	25.00
APP Sistemas S.A. (“APP”) (a)	Technology services	—	19.80
Dental Office S.A. (“RH Software”)	Technology services	20.00	20.00

(a)In April, 2025, STNE Par acquired additional shares in APP, raising its total ownership to 45.96% and securing control of APP's share capital. As a result of this change, the 45.96% was reported in December 31, 2025 under "4.1.2 Subsidiaries of the Group". (Note 23.3.).
The Group holds call options to acquire additional interests in some of its associates (Notes 6.1.5 and 6.9).